Shareholders' Equity	12 Months Ended
Dec. 31, 2024
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY	SHAREHOLDERS’ EQUITY
Common shares
Under the Amended and Restated Bye-laws, the authorized share capital of the Group consists of 750,000,000 common shares, par value $0.01 per share, and 100,000,000 preference shares, par value $0.01 per share. As at December 31, 2024, the share capital was 45,108,936 (December 31, 2023: 44,500,879 including 39,200 Earnout Shares which vested in 2024 which were issued and outstanding for purposes of voting and receipt of dividends) common shares issued and outstanding, and no preference shares issued and outstanding. All of the issued and outstanding common shares are fully paid.
The following table sets out the number of common shares issued and outstanding as at December 31, 2024 and December 31, 2023:

	December 31, 2024
(Expressed in thousands of U.S. Dollars, except share information)	Number of shares	Par value

Common shares (par value of $0.01)	44,117,721	$441
Unvested common shares under share-based compensation plan (par value of $0.01) (note 18)	991,215	10
	45,108,936	$451

	December 31, 2023
(Expressed in thousands of U.S. Dollars, except share information)	Number of shares	Par value

Common shares (par value of $0.01)	43,584,549	$436
Unvested Earnout Shares* (par value of $0.01)	39,200	-
Unvested common shares under share-based compensation plan (par value of $0.01) (note 18)	877,130	9
	44,500,879	$445
*These earnout shares vested on January 23, 2024.
Treasury shares
On May 23, 2022, the board of directors approved a repurchase authorization of up to 5 million of its issued and outstanding common shares. This authorization, which does not have an expiration date, replaced the Group’s prior authorization of an aggregate consideration of up to $5,000 thousand, which was terminated. On June 7, 2024, the board of directors has increased the Company’s existing share repurchase authorization by 2.5 million to 7.5 million shares of its issued and outstanding common stock. The table below illustrates the movement on the treasury shares during the year:

	December 31, 2024
(Expressed in thousands of U.S. Dollars, except share information)	Number of shares	Par value

Balance at the beginning of year	3,800	$49
Purchases	1,476,621	23,153
Cancellation	(1,326,410)	(19,525)
Balance at the end of year	154,011	$3,677

	December 31, 2023
(Expressed in thousands of U.S. Dollars, except share information)	Number of shares	Par value

Balance at the beginning of year	1,668	$14
Purchases	3,421,238	31,090
Cancellation	(3,419,106)	(31,055)
Balance at the end of year	3,800	$49